Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Movements in Goodwill and Intangible Assets

	€ million	€ million	€ million	€ million	€ million
	Goodwill	Indefinite-life intangible assets	Finite-life intangible assets		Total
Movements during 2021			Software	Other
Cost
1 January 2021	20,118	15,420	2,819	1,074	39,431
Additions through business combinations(a)	741	1,753	—	1	2,495
Disposal of businesses	(2)	—	—	—	(2)
Reclassification to held for sale(b)	(534)	(362)	(7)	—	(903)
Additions	—	—	229	2	231
Disposals and other movements	(18)	—	(44)	(3)	(65)
Hyperinflationary adjustment	96	7	—	—	103
Currency retranslation	1,088	863	192	40	2,183
31 December 2021	21,489	17,681	3,189	1,114	43,473
Accumulated amortisation and impairment
1 January 2021	(1,176)	(211)	(2,282)	(821)	(4,490)
Amortisation/impairment for the year	—	—	(222)	(52)	(274)
Disposals and other movements	18	1	48	2	69
Currency retranslation	(1)	(1)	(153)	(32)	(187)
31 December 2021	(1,159)	(211)	(2,609)	(903)	(4,882)
Net book value 31 December 2021(c)	20,330	17,470	580	211	38,591
9. Goodwill and intangible assets continued

	€ million	€ million	€ million	€ million	€ million
	Goodwill	Indefinite-life intangible assets	Finite-life intangible assets		Total
Movements during 2020			Software	Other
Cost
1 January 2020	19,246	12,121	2,991	1,161	35,519
Additions through business combinations	2,407	4,244	—	(31)	6,620
Disposal of businesses	(1)	—	—	—	(1)
Additions	—	—	156	2	158
Disposals and other movements	—	—	(144)	—	(144)
Hyperinflationary adjustment	(38)	(5)	—	—	(43)
Currency retranslation	(1,496)	(940)	(184)	(58)	(2,678)
31 December 2020	20,118	15,420	2,819	1,074	39,431
Accumulated amortisation and impairment
1 January 2020	(1,179)	(212)	(2,292)	(807)	(4,490)
Amortisation/impairment for the year	—	—	(279)	(54)	(333)
Disposals and other movements	—	—	139	—	139
Currency retranslation	3	1	150	40	194
31 December 2020	(1,176)	(211)	(2,282)	(821)	(4,490)
Net book value 31 December 2020(c)	18,942	15,209	537	253	34,941
(a)Includes the provisional fair value of goodwill and intangibles for acquisitions made in 2021 as well as subsequent changes to the fair value of goodwill and intangibles for acquisitions made in 2020 where the initial acquisition accounting was provisional at the end of 2020. See note 21 for further details.
(b)Goodwill and intangibles in relation to ekaterra amounting to €899 million have been reclassified to assets held for sale. Please refer to note 22 for further details.
(c)Within indefinite-life intangible assets, there are five existing brands that have a significant carrying value: Horlicks €2,898 million (2020: €2,718), Knorr €1,803 million (2020: €1,744 million), Paula's Choice €1,660 million (2020: nil), Carver Korea €1,452 million (2020: €1,468 million) and Hellmann’s €1,196 million (2020: €1,112 million). The Paula's Choice brand was acquired in 2021 and the valuation is provisional.

Summary of Goodwill and Indefinite-life Intangible Assets Held in Significant CGUs

	2021 CGUs		2020 CGUs
	€ billion	€ billion	€ billion	€ billion
	Goodwill	Indefinite-life intangible assets	Goodwill	Indefinite-life intangible assets
Foods & Refreshment Europe(a)	3.9	1.7	4.0	1.7
Foods & Refreshment The Americas(a)	3.5	1.8	3.4	1.9
Foods & Refreshment Asia/AMET/RUB(a)	3.9	4.0	3.7	3.7
Beauty & Personal Care The Americas(b)	4.7	5.0	3.8	3.1
Beauty & Personal Care Asia/AMET/RUB	1.7	1.9	1.6	1.9
Total Significant CGUs	17.7	14.4	16.5	12.3
Others(c)	2.6	3.1	2.4	2.9
Total CGUs	20.3	17.5	18.9	15.2

(a)2020 values contain ekaterra related goodwill and indefinite-life intangible assets. Goodwill of €0.5 billion has been allocated based on the fair value of the respective CGUs. Goodwill of €0.2 billion is included in Europe, €0.2 billion in The Americas and €0.1 billion in Asia/AMET/RUB. Indefinite-life intangible assets of €0.3 billion are included in The Americas.
(b)The Paula's Choice Acquisition increased goodwill by €0.6 billion and indefinite-life intangible assets by €1.6 billion in 2021. These values are provisional.
(c)Included within Others are individually insignificant amounts of goodwill and intangible assets that have been allocated between multiple cash generating units.
Summary of Key Assumptions Used in Discounted Cash Flow Projections
The growth rates and margins for the significant CGUs are set out below:

For the year 2021	Foods & Refreshment Europe	Foods & Refreshment The Americas	Foods & Refreshment Asia/AMET/RUB	Beauty & Personal Care The Americas	Beauty & Personal Care Asia/AMET/RUB
Longer-term sustainable growth rates	2.1%	4.0%	5.3%	4.0%	5.3%
Average near-term nominal growth rates	(0.7)%	2.6%	3.0%	1.6%	2.7%
Average operating margins	15%	14%	19%	20%	23%
9. Goodwill and intangible assets continued

For the year 2020	Foods & Refreshment Europe	Foods & Refreshment The Americas	Foods & Refreshment Asia/AMET/RUB	Beauty & Personal Care The Americas	Beauty & Personal Care Asia/AMET/RUB
Longer-term sustainable growth rates	1.1%	1.7%	3.9%	1.7%	3.9%
Average near-term nominal growth rates	(1.0%)	0.1%	4.9%	2.5%	3.4%
Average operating margins	13%	15%	16%	22%	22%